Accrued Expenses	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ACCRUED EXPENSES [Text Block]
NOTE 10: ACCRUED EXPENSE
Accrued expenses consist of the following:

	December 31,	December 31,
	2011	2010
Payroll	$9,353	$9,624
Accrued interest	25,098	19,102
Accrued voyage expenses	11,347	12,421
Accrued running costs	4,637	5,920
Provision for losses on voyages in progress	1,652	21
Audit fees and related services	575	506
Accrued taxes	4,476	2,840
Professional fees	1,183	2,841
Other accrued expenses	5,549	9,142

Total accrued expenses	$63,870	$62,417